Financial Risk Management Objectives and Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Impact from fluctuation of operational foreign exchange rates	$ 3,861	$ 9,693
Trade Receivables and Contract Assets [member] | Lifetime expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets at beginning of period	$ 0	$ 0